GRAND PRIX FUND
----------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)


ASSETS:
Investments at value (cost $1,272,176)                     $ 1,268,014
Receivable for investments sold                                280,798
Deferred organization costs, net                                69,366
Due from Advisor                                                52,978
Prepaid expenses                                                15,743
Dividends and interest receivable                                  526
                                                           -----------

Total Assets                                                 1,687,425
                                                           -----------

LIABILITIES:
Payable for investments purchased                              329,322
Payable to Advisor                                              75,996
Accrued expenses                                                63,905
Accrued investment advisory fees                                 3,456
                                                           -----------

Total Liabilities                                              472,679
                                                           -----------
Net Assets                                                 $ 1,214,746
                                                           ===========


NET ASSETS CONSIST OF:
Capital stock                                              $ 1,011,135
Undistributed net realized gain on investments                 207,773
Net unrealized depreciation of investments                     (4,162)
                                                           -----------
Net Assets                                                 $ 1,214,746
                                                           ===========

CAPITAL STOCK, $0.01 par value, 500,000,000 shares
authorized Issued and outstanding                              101,500


NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                               $     11.97
                                                           ===========

See notes to the financial statements.



GRAND PRIX FUND
----------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 1998<F1> TO APRIL 30, 1998 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                   $       859
Dividends                                                          594
                                                           -----------
                                                                 1,453
                                                           -----------

EXPENSES:
Fund administration and accounting fees                         21,744
Federal and state registration fees                              6,881
Shareholder servicing fees                                       5,923
Amortization of organization costs                               4,882
Legal fees                                                       4,443
Reports to shareholders                                          4,284
Investment advisory fees                                         3,456
Custody fees                                                     2,975
Audit fees                                                       2,311
12b-1 distribution fees                                            864
Other                                                              917
                                                           -----------

Total expenses before reimbursement and waiver                  58,680
Reimbursement and waiver of expenses by Advisor               (52,978)
                                                           -----------

Net expenses                                                     5,702
                                                           -----------

NET INVESTMENT LOSS
                                                               (4,249)
                                                           -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                               208,157
Net unrealized depreciation of investments                     (4,162)
                                                           -----------

Net gain on investments                                        203,995
                                                           -----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                               $199,746
                                                           ===========

<F1> Commencement of operations

See notes to the financial statements.





GRAND PRIX FUND
----------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 1, 1998<F1> TO APRIL 30, 1998 (UNAUDITED)




OPERATIONS:
Net investment loss                                     $      (4,249)
Net realized gain on investments                               208,157
Net unrealized depreciation of investments                     (4,162)
                                                           -----------
Net increase in net assets resulting from operations           199,746
                                                           -----------


CAPITAL SHARE TRANSACTIONS:
Proceeds from 91,500 shares issued                             915,000
                                                           -----------

TOTAL INCREASE IN NET ASSETS                                 1,114,746

NET ASSETS:
Beginning of period                                            100,000
                                                           -----------
End of period                                              $ 1,214,746
                                                           ===========

<F1> Commencement of operations

See notes to the financial statements.





GRAND PRIX FUND
----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                    JANUARY 1,1998<F1>
                                                    TO APRIL 30, 1998
                                                   -------------------

Net asset value, beginning of period                      $      10.00

Income (loss) from investment operations:
Net investment loss                                             (0.04)
Net realized gains on investments                                 2.01
                                                           -----------

Total from investment operations                                  1.97
                                                           -----------

Net asset value, end of period                             $     11.97
                                                           ===========

Total return <F2>                                               19.70%

Supplemental data and ratios:
Net assets, end of period                                   $1,214,746
Ratio of net expenses to average net assets <F3><F4>             1.65%
Ratio of net investment income to average net assets <F3><F4>  (1.24)%

Portfolio turnover rate                                        295.56%


<F1> Commencement of operations
<F2> Not annualized
<F3> Annualized
<F4> Net of reimbursements and waivers.
       Without reimbursements and waivers, the ratio of expenses to average net assets would have been 17.05%, and the ratio of net investment income to average net assets would have been (16.64)%.


See notes to the financial statements.




GRAND PRIX FUND
----------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)



NUMBER OF
  SHARES                                                       VALUE
----------                                                   ----------

           COMMON STOCKS                         99.96%
           BEVERAGES                              3.87%
   1,200   Coca-Cola Enterprises, Inc.                   $      45,300
                                                           -----------

           COMMERCIAL BANKS                      12.52%
     800   Crestar Financial Corp.                              47,850
     700   First Commercial Corp.                               51,538
   1,100   SouthTrust Corp.                                     46,956
                                                           -----------
                                                               146,344
                                                           -----------

           COMMERCIAL SERVICES                    3.95%
     850   Paychex, Inc.                                        46,166
                                                           -----------

           COMPUTER GRAPHICS                      4.50%
   1,450   Cadence Design Systems, Inc. <F1>                    52,653
                                                           -----------

           COMPUTER LOCAL NETWORKS                4.39%
     700   Cisco Systems, Inc. <F1>                             51,275
                                                           -----------

           COMPUTER MINI/MICRO                    4.15%
     600   Intel Corp.                                          48,488
                                                           -----------

           COMPUTER SOFTWARE                     20.74%
     650   America Online, Inc. <F1>                            52,000
     500   BMC Software, Inc. <F1>                              46,781
   1,000   Compuware Corp. <F1>                                 48,875
     900   Keane, Inc. <F1>                                     45,225
     550   Microsoft Corp. <F1>                                 49,569
                                                           -----------
                                                               242,450
                                                           -----------

           DRUGS                                  4.42%
   1,050   ICN Pharmaceuticals, Inc.                            51,713
                                                           -----------

           INSURANCE                              8.65%
     800   AFLAC, Inc.                                          52,000
     800   American Bankers Insurance Group, Inc.               49,150
                                                           -----------
                                                               101,150
                                                           -----------

           INVESTMENT MANAGEMENT                  3.89%
     850   Franklin Resources, Inc.                             45,475
                                                           -----------

           RETAIL                                12.04%
   1,050   Fred Meyer, Inc. <F1>                                47,119
   1,100   Kohl's Corp. <F1>                                    45,444
     800   Linens 'n Things, Inc. <F1>                          48,200
                                                           -----------
                                                               140,763
                                                           -----------


GRAND PRIX FUND
----------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)



NUMBER OF
  SHARES                                                       VALUE
----------                                                  ----------


           TELECOMMUNICATIONS EQUIPMENT           4.39%
     600   Lucent Technologies, Inc.                     $      45,675
   1,200   WorldCom, Inc. <F1>                                  51,338
                                                           -----------
                                                                51,338
                                                           -----------

           TELECOMMUNICATIONS SERVICES            3.56%
   1,450   Nextel Communications, Inc. <F1>                     41,597
                                                           -----------

           UTILITIES - ELECTRIC                   4.48%
     950   The AES Corporation<F1>                              52,428
                                                           -----------

           WASTE DISPOSAL                         4.41%
   1,050   USA Waste Services, Inc. <F1>                        51,516
                                                           -----------


           Total Common Stocks (cost $1,218,490)             1,168,653
                                                           -----------

PRINCIPAL
  AMOUNT
----------
           SHORT-TERM INVESTMENTS                 4.59%

$  53,686  Fountain Square U.S.
           Treasury Obligation Fund                             53,686
                                                           -----------

           Total Short-term Investments
           (cost $53,686)                                       53,686
                                                           -----------

           Total Investments (cost $1,272,176)  104.56%      1,222,339
                                                           -----------

           Liabilities less Other Assets        (4.56)%       (53,268)
                                                           -----------


           NET ASSETS                              100%     $1,169,071
                                                           ===========

          <F1>  Non-income producing security

          See notes to the financial statements



Grand Prix Fund
Notes to the Financial Statements
April 30, 1998


(1)  Organization

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series presently authorized is the Grand Prix Fund (the "Fund") which commenced operations on January 1, 1998.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a)  Investment Valuation

          Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b)  Organization Costs

          Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

     (c)  Federal Income and Excise Taxes

          The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.


     (d)  Distribution to Shareholders

          Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principals. Accordingly, at April 30, 1998, reclassifications were recorded to decrease undistributed net investment loss by $4,249, decrease undistributed net realized gain on investments by $384, and decrease capital stock by $3,865.

     (e)  Securities Transactions and Investment Income

          Investment transactions are recorded on the trade date plus one. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts will be amortized over the life of the security.

(3)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period January 1, 1998 to April 30, 1998 are summarized below. There were no purchases of long-term U.S. government securities.

     Purchases           $3,542,387
     Sales               $2,532,054

     At April 30, 1998, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $1,272,176, were as follows:

     Unrealized appreciation          $26,679
     Unrealized depreciation          (30,841)
                                    ---------
     Net unrealized depreciation
         of investments              $ (4,162)
                                    =========

(4)  Investment Advisor

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated annually at 1.00% of average daily net assets of the Fund. For the fiscal year ending October 31, 1998, the Advisor has agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.65% of the Fund's average daily net assets. During the period ended April 30, 1998, the Advisor waived and reimbursed the Fund for expenses totaling $52,978.

(5)  Distribution Plan
     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25% of the Fund's average daily net assets. As of April 30, 1998, there have not been any payments made under the Plan.